Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 214,551	$ 80,544
Trade and other receivables, net	306,884	269,089
Inventories, net	132,287	120,947
Income tax credit	23,165	19,956
Prepaid expenses	17,551	11,392
Embedded derivatives for sale of concentrate, net	7,424	0
Total current assets	701,862	501,928
Non-current assets
Trade and other receivables, net	44,191	166,048
Inventories, net	3,238	14,027
Income tax credit	3,413	3,660
Investments in associates	1,536,887	1,536,607
Mining concessions, development costs, property, plant and equipment, net	1,949,555	1,960,025
Investment properties, net	222	10,089
Deferred income tax asset, net	43,129	25,881
Prepaid expenses	27,555	30,431
Other assets	22,761	17,719
Total non-current assets	3,630,951	3,764,487
Total assets	4,332,813	4,266,415
Current liabilities
Bank loans	96,215	55,000
Trade and other payables	233,355	273,440
Provisions	76,847	62,502
Income tax payable	2,081	8,686
Embedded derivatives for sale of concentrate, net	0	1,524
Financial obligations	83,991	40,110
Hedge derivative financial instruments	28,705	3,863
Total current liabilities	521,194	445,125
Non-current liabilities
Trade and other payables	663	15,982
Provisions	164,877	174,190
Financial obligations	549,092	552,232
Contingent consideration liability	17,570	19,343
Deferred income tax liabilities, net	15,790	12,330
Total non-current liabilities	747,992	774,077
Total liabilities	1,269,186	1,219,202
Shareholders ‘equity, net
Capital stock	750,497	750,497
Investment shares	791	791
Additional paid-in capital	218,450	218,450
Legal reserve	163,071	162,744
Other reserves	269	269
Retained earnings	1,728,847	1,690,123
Other reserves of equity	(13,888)	(1,783)
Shareholders ‘equity, net attributable to owners of the parent	2,848,037	2,821,091
Non-controlling interest	215,590	226,122
Total shareholders’ equity, net	3,063,627	3,047,213
Total liabilities and shareholders’ equity, net	4,332,813	4,266,415
Minera Yanacocha S.R.L. [Member]
Current assets
Cash and cash equivalents	675,014	677,524
Trade and other receivables, net	36,800	40,975
Inventories, net	70,646	71,298
Income tax credit	31,945	18,175
Stockpiles and ore on leach pads, net	196,638	226,357
Prepaid expenses	408	337
Value added tax credit	43,684	73,227
Total current assets	1,055,135	1,107,893
Non-current assets
Available-for-sale financial assets	23,000	16,454
Stockpiles and ore on leach pads, net	60,760	111,889
Trade and other receivables, net	11,520	0
Mining concessions, development costs, property, plant and equipment, net	855,881	794,831
Intangible assets, net	13,099	14,818
Total non-current assets	964,260	937,992
Total assets	2,019,395	2,045,885
Current liabilities
Trade and other payables	83,820	66,474
Provisions	39,495	68,662
Total current liabilities	123,315	135,136
Non-current liabilities
Provisions	1,236,965	1,025,025
Total liabilities	1,360,280	1,160,161
Shareholders ‘equity, net
Capital stock	398,216	398,216
Additional paid-in capital	(47,685)	226
Retained earnings	308,584	487,282
Total shareholders’ equity, net	659,115	885,724
Total liabilities and shareholders’ equity, net	2,019,395	2,045,885
Sociedad Minera Cerro Verde S.A.A. [Member]
Current assets
Cash and cash equivalents	600,027	29,951
Trade accounts receivable, net	2,735	1,162
Trade and other receivables, net	76,866	70,043
Trade accounts receivable - Related parties	411,797	375,306
Inventories, net	445,626	425,566
Other non-financial assets	21,082	311,007
Prepaid expenses	5,741	5,473
Total current assets	1,563,874	1,218,508
Non-current assets
Inventories, net	248,452	300,614
Mining concessions, development costs, property, plant and equipment, net	5,678,424	5,807,740
Prepaid expenses	0	39
Intangible assets, net	11,243	12,198
Other non-financial assets	189,014	296,524
Total non-current assets	6,127,133	6,417,115
Total assets	7,691,007	7,635,623
Current liabilities
Trade and other payables	194,958	168,357
Provisions	19,202	24,458
Income tax payable	170,169	21,863
Other financial liabilities	0	161
Provision related to benefits to employees	80,745	48,039
Other accounts payable	40,182	3,619
Accounts payable - Related parties	5,534	27,134
Total current liabilities	510,790	293,631
Non-current liabilities
Other financial liabilities	1,268,488	1,995,843
Accounts payable - Related parties	8,147	7,132
Provision related to benefits to employees	29,158	0
Provisions	347,087	164,622
Deferred income tax liabilities, net	166,005	335,114
Current income tax liabilities	172,170	0
Total non-current liabilities	1,991,055	2,502,711
Total liabilities	2,501,845	2,796,342
Shareholders ‘equity, net
Capital stock	990,659	990,659
Other reserves	198,132	198,132
Retained earnings	4,000,371	3,650,490
Total shareholders’ equity, net	5,189,162	4,839,281
Total liabilities and shareholders’ equity, net	$ 7,691,007	$ 7,635,623